Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Contractual Obligation, Fiscal Year Maturity [Abstract]
Summary of Quantitative Information About the Company's Operating Leases
The following summarizes quantitative information about the Company’s operating leases (amounts in thousands):

For the Six Months ended June 30, 2021
Lease cost
Operating lease cost	$83
Variable lease cost	—

Total operating lease expense	$83

Other information
Operating cash flows from operating leases	$70
Right-of-use assets obtained in exchange for operating lease liabilities	$4,166
Weighted-average remaining lease term – operating leases (years)	4.5
Weighted-average discount rate – operating leases	8%

Summary of Future Minimum Lease Payments
As of June 30, 2021, future minimum payments during the next five years and thereafter are as follows (in thousands):

Remaining period ended December 31, 2021	$266
Year ended December 31, 2022	1,015
Year ended December 31, 2023	1,236
Year ended December 31, 2024	1,284
Year ended December 31, 2025	1,336

Total	5,137
Less present value discount	(919)

Operating lease liabilities included in the Condensed Consolidated Balance Sheet at June 30, 2021	$4,218

The Company’s future minimum lease payments are as follows as of December 31, 2020 (in thousands):

Year Ended December 31,
2021	$248
2022	807
2023	1,020
2024	1,060
2025	1,102

Total	$4,237